NONEXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
NONEXEMPT PARTY-IN-INTEREST TRANSACTIONS	NONEXEMPT PARTY-IN-INTEREST TRANSACTIONS
The Boeing Distribution Services, Inc. Retirement Plan (“BDSI Plan”) was merged into the Plan effective December 31, 2024. Prior to this merger, participant contributions totaling seven thousand five hundred eighty-three dollars, from various pay periods in 2024, were remitted late to the BDSI Plan. The late contributions were not fully corrected by Boeing Distribution Services, Inc. (“BDSI”) prior to the merger. The late contributions were partially corrected by the Company in 2025 and are expected to be fully corrected in 2026. Impacted participant accounts were credited or will be credited with lost earnings calculated according to the guiding principles of the Department of Labor’s (“DOL’s”) Voluntary Fiduciary Correction Program (“VFCP”). In addition, both the Company and BDSI filed or will file Forms 5330 with the IRS and paid or will pay the required excise tax.
Between December 12, 2024 and September 18, 2025, reportable nonexempt party-in-interest transactions occurred. Plan assets in excess of expenses were paid to a third-party provider. This was corrected according to the guiding principles of the DOL’s VFCP, which involved remitting the total principal amount of four thousand seven hundred dollars on April 2, 2026, and associated earnings in the amount of three hundred eleven dollars on April 9, 2026 to the Plan.